Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Income	€ 12,812	€ 10,555
Expenses	6,439	5,946
Taxation	1,798	1,303
Non-controlling interests	118	100
Net result	4,456	3,206
EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Income	(1,512)	770
Taxation	(414)	230
Net result	(1,099)	540
Results IFRS-EU
Disclosure of operating segments [line items]
Income	11,300	11,325
Expenses	6,439	5,946
Taxation	1,385	1,533
Non-controlling interests	118	100
Net result	€ 3,358	€ 3,746